LEASE LIABILITIES - Disclosure for lease obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities [abstract]
Balance at the beginning of the year	$ 1,001	$ 1,094
Additions	344	89
Interest	64	73
Payments	(282)	(251)
Effects of movement in exchange rates	(54)	(4)
Balance at the end of the year	1,073	1,001
Less: Current portion	261	207
Non-current lease liabilities	$ 812	$ 794